Stock-Based Compensation Plans (Tables)	3 Months Ended
Oct. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Fair Value Assumptions Of Options

	Three months ended October 31
	2014	2013
Expected life (years)	5 years		n/a
Risk-free interest rate	1.7%		n/a
Expected volatility	65.2%		n/a
Expected forfeiture rate	8.4%		n/a
Expected dividend yield	-%		n/a
Weighted-average estimated
fair value of options granted
during the year	$1.78	$	n/a
Cash received from the exercise
of stock options	$24,500		$15,400

2000 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Stock Options, Activity

	Number of Options	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Period (Years)	Aggregate Intrinsic Value
Outstanding at 7/31/13	986,786	$1.41	4.22	$1,564,296
Granted	-	n/a	n/a	n/a
Exercised	(20,000)	0.77	n/a	n/a
Forfeited	(3,125)	0.95	n/a	n/a
Outstanding at 10/31/13	963,661	$1.43	3.93	$1,773,485
Exercisable at 10/31/13	948,700	$1.44	3.88	$1,733,891

Outstanding at 7/31/14	611,300	$1.60	3.18	$834,752
Granted	-	n/a	n/a	n/a
Exercised	(102,975)	1.78	n/a	n/a
Forfeited	(200)	1.35	n/a	n/a
Outstanding at 10/31/14	508,125	$1.57	3.31	$960,733
Exercisable at 10/31/14	508,125	$1.57	3.31	$960,733

Schedule of Non-Vested Options

	Number of Options	Wtd. Avg. Exercise Price
Non-vested at 7/31/13	27,461	$0.64
Granted	-	n/a
Vested	(12,500)	0.67
Forfeited	-	n/a
Non-vested at 10/31/13	14,961	$0.62

Non-vested at 7/31/14	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Non-vested at 10/31/14	-	$-

2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Stock Options, Activity

	Number of Options	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Period (Years)	Aggregate Intrinsic Value
Outstanding at 7/31/13	394,460	$1.25	8.70	$691,485
Granted	-	n/a	n/a	n/a
Exercised	-	n/a	n/a	n/a
Forfeited	(8,875)	1.43	n/a	n/a
Outstanding at 10/31/13	385,585	$1.24	8.45	$781,652
Exercisable at 10/31/13	224,440	$1.21	8.24	$463,167

Outstanding at 7/31/14	482,542	$2.16	8.56	$453,057
Granted	45,000	3.21	n/a	n/a
Exercised	(16,000)	1.09	n/a	n/a
Forfeited	(25,666)	3.22	n/a	n/a
Outstanding at 10/31/14	485,876	$2.24	8.16	$593,984
Exercisable at 10/31/14	232,377	$1.77	7.29	$391,660

Schedule of Non-Vested Options

	Number of Options	Wtd. Avg. Exercise Price
Non-vested at 7/31/13	177,145	$1.25
Granted	-	n/a
Vested	(15,000)	0.84
Forfeited	(1,000)	1.09
Non-vested at 10/31/13	161,145	$1.29

Non-vested at 7/31/14	227,499	$2.60
Granted	45,000	3.21
Vested	-	-
Forfeited	(19,000)	3.22
Non-vested at 10/31/14	253,499	$2.66

Schedule Of Change In Restricted Shares

	Three months ended October 31
	2014	2013
Beginning balance unvested restricted stock	93,704	85,500
Granted	29,819	-
Vested	(28,610)	(4,500)
Ending balance unvested restricted stock	94,913	81,000